CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		189 Months Ended	195 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Revenues:
Research material sales	$ 0	$ 0	$ 0	$ 0	$ 10	$ 10	$ 580	$ 580
Contract research and development from related parties	0	0	0	0	0	0	1,128	1,128
Research grants and other	330	0	330	0	0	0	1,061	1,391
Total revenues	330	0	330	0	10	10	2,769	3,099
Operating cost and expenses:
Cost of research material sales	0	0	0	0	0	0	382	382
Research and development	7,040	3,469	10,589	7,909	13,452	9,899	90,264	100,884
General and administration	2,025	5,555	4,239	7,871	13,335	5,463	75,324	79,532
Depreciation and amortization	2	4	4	4	10	2	2,363	2,367
Loss on facility sublease	0	0	0	0	0	0	895	895
Asset impairment loss and other (gain) loss	0	0	0	0	0	0	2,445	2,445
Total operating costs and expenses	9,067	9,028	14,832	15,784	26,797	15,364	171,673	186,505
Loss from operations	(8,737)	(9,028)	(14,502)	(15,784)	(26,787)	(15,354)	(168,904)	(183,406)
Other income (expense):
Valuation of reclassified equity instruments	0	(1,462)	491	(1,462)	8,821	0	15,579	16,071
Conversion inducement expense	0	(125)	0	(125)	(7,944)	(4,673)	(18,234)	(18,234)
Derivative valuation gain/(loss)	200	(148)	548	(309)	728	54	782	1,330
Gain on sale of intellectual property and property and equipment	0	0	0	0	0	0	3,664	3,664
Interest expense	(1,613)	(1,565)	(6,838)	(3,056)	(7,648)	(7,884)	(41,564)	(48,402)
Interest income and other	0	0	0	0	0	489	1,707	1,707
Net loss	(10,150)	(12,328)	(20,301)	(20,736)	(32,830)	(27,368)	(206,969)	(227,270)
Issuance of common stock in connection with elimination of Series A and Series A-1 preferred stock preferences	0	0	0	0	0	0	(12,349)	(12,349)
Modification of preferred stock warrants					0	0
Warrants issued on Series A and Series A-1 preferred stock dividends	0	0	0		0	0	(4,664)	(4,664)
Accretion of Series A preferred stock mandatory redemption obligation	0	0	0	0	0	0	(1,872)	(1,872)
Series A preferred stock redemption fee	0	0	0	0	0	0	(1,700)	(1,700)
Beneficial conversion feature of Series D preferred stock	0	0	0	0	0	0	(4,274)	(4,274)
Net loss applicable to common stockholders	(10,150)	(12,328)	(20,301)	(20,736)	(32,830)	(27,368)	(251,778)	(272,079)
Net loss per share applicable to common stockholders - basic and diluted (in dollars per share)	$ (0.96)	$ (2.40)	$ (2.08)	$ (4.16)	$ 5.60	$ (6.56)
Weighted average shares used in computing basic and diluted loss per share (in shares)	10,147	5,243	9,867	5,054	5,887	4,191
Series Preferred Stock [Member]
Other income (expense):
Modification of preferred stock warrants	0	0	0	0	0	0	(2,306)	(2,306)
Preferred stock dividends	0	0	0	0	0	0	(334)	(334)
Series A1 Preferred Stock [Member]
Other income (expense):
Modification of preferred stock warrants	0	0	0	0	0	0	(16,393)	(16,393)
Preferred stock dividends	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (917)	$ (917)